Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Detailed Information about Cash and Cash Equivalents

	2025	2024	2023

Cash at bank and in hand	1,165	1,478	1,614

Short-term deposits	315	152	340

Money market investments	1,253	1,838	2,120

On December 31	2,733	3,469	4,074

Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	1,972	2,240	3,416

Income from security lending programs	3	4	7

Weighted effective interest rate on short-term deposits	2.13%	3.17%	3.90%

Average maturity on short-term deposits (in days)	2	5	11

Summary of Summary Cash Flow Statement
Cash and cash equivalent balances that are not available for use by the group is EUR 158 million (2024: EUR 141 million, 2023: EUR 98 million).

Summary cash flow statement	2025	2024	2023

Net cash flows from operating activities	434	762	864

Net cash flows from investing activities	1,010	300	(1,996)

Net cash flows from financing activities	(2,035)	(1,755)	(3,241)

Net increase / (decrease) in cash and cash equivalents	(591)	(694)	(4,373)

Net cash and cash equivalents on December 31, are impacted by:

Positive (negative) effects of changes in exchange rates	(144)	88	(38)

Summary of Reconciliation of Liabilities Arising from Financing Activities
The table below presents a reconciliation of liabilities arising from financing activities, split between changes from financing cash flows and non-cash
changes, as reported in the consolidated statement of financial position

		Financing cash flows		Non-cash changes

2025	On January 1	Addition	Repayment	Realized gains / (losses)	Fair value hedge movements	Amortization	Net exchange difference	On December 31

Subordinated borrowings	1,653	-	-	-	-	3	(195)	1,461

Trust pass-through securities	113	-	-	-	-	(1)	(13)	99

Borrowings	3,013	946	(1,707)	-	-	2	(272)	1,982

Assets held to hedge Trust pass-through securities	(20)	-	-	-	-	-	2	(17)

2024

Subordinated borrowings	2,244	-	(700)	-	-	5	104	1,653

Trust pass-through securities	111	-	-	-	(5)	(1)	7	113

Borrowings	2,356	700	(209)	-	-	3	162	3,013

Assets held to hedge Trust pass-through securities	(14)	-	-	(5)	-	-	(1)	(20)